Vehicle Floorplan Facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Vehicle Floorplan Facilities

7. Vehicle Floorplan Facilities

In March 2020, the Company entered into a new vehicle floorplan facility with Ally Bank and Ally Financial (the “2020 Vehicle Floorplan Facility”), which replaced the Company’s previous vehicle floorplan facility. The 2020 Vehicle Floorplan Facility provides a committed credit line of up to $450.0 million which expires in March 2021. The amount of credit available is determined on a monthly basis based on a calculation that considers average outstanding borrowings and vehicle units paid off by the Company within the immediately preceding three-month period. The Company may elect to increase its monthly credit line availability by an additional $25.0 million during any three months of each year. As of June 30, 2020, the borrowing capacity of the 2020 Vehicle Floorplan Facility was $200.0 million, of which $90.2 million was unutilized.

Outstanding borrowings related to the 2020 Vehicle Floorplan Facility are due as the vehicles financed are sold, or in any event, on the maturity date. The 2020 Vehicle Floorplan Facility bears interest at a rate equal to the 1-Month LIBOR rate applicable in the immediately preceding month plus a spread of 425 basis points. The 2020 Vehicle Floorplan Facility is collateralized by the Company’s vehicle inventory and certain other assets and the Company is subject to covenants that require it to maintain a certain level of equity in the vehicles that are financed, to maintain at least 10% of the outstanding borrowings in cash and cash equivalents, to maintain 10% of the monthly credit line availability on deposit with Ally Bank and to maintain a minimum tangible adjusted net worth of $167.0 million, which is defined as shareholder (deficit) equity plus redeemable convertible preferred stock as determined under U.S. GAAP. The Company was required to pay an upfront commitment fee of $1.1 million upon execution of the 2020 Vehicle Floorplan Facility.

The Company previously entered into a vehicle floorplan (the “2016 Vehicle Floorplan Facility”) with Ally Bank and Ally Financial in April 2016, as subsequently amended. The 2016 Vehicle Floorplan Facility consisted of a revolving line of credit with a borrowing capacity of $220.0 million as of December 31, 2019, which could be used to finance the Company’s vehicle inventory.

The interest rate on the 2016 Vehicle Floorplan Facility was equal to the 1-Month LIBOR rate applicable in the immediately preceding month plus a spread of 425 basis points and was payable on a monthly basis.

As of December 31, 2019 and June 30, 2020, outstanding borrowings on the vehicle floorplan facilities were $173.5 million and $109.8 million, respectively.

Interest expense incurred by the Company for the vehicle floorplan facilities was $2.5 million and $1.0 million for the three months ended June 30, 2019 and 2020, respectively, and $4.4 million and $3.7 million for the six months ended June 30, 2019 and 2020, respectively, which are recorded within “Interest expense” in the condensed consolidated statements of operations. The weighted average interest rate on the vehicle floorplan borrowings was 6.00% and 4.49% as of December 31, 2019 and June 30, 2020, respectively.

As of December 31, 2019 and June 30, 2020, the Company was in compliance with all covenants related to the vehicle floorplan facilities.

In connection with the vehicle floorplan facilities, the Company entered into credit balance agreements with Ally Bank and Ally Financial that permits the Company to deposit cash with the bank for the purpose of reducing the amount of interest payable for borrowings. Interest credits earned by the Company were $1.3 million and $0.7 million for the three months ended June 30, 2019 and 2020, respectively, and $2.8 million and $2.4 million for the six months ended June 30, 2019 and 2020, respectively, which are recorded within “Interest income” in the condensed consolidated statements of operations.

8. Vehicle Floorplan

In April 2016, and as subsequently amended, the Company entered into a vehicle floorplan (the “Vehicle Floorplan Facility”) with Ally Bank and Ally Financial. The Vehicle Floorplan Facility consists of a revolving line of credit with a borrowing capacity of $117.0 million and $220.0 million as of December 31, 2018 and 2019, respectively, which can be used to finance the Company’s vehicle inventory. For the years ended December 2018 and 2019, the Company’s ability to request and obtain borrowings under the Vehicle Floorplan Facility could be terminated at the lender’s discretion upon the lender providing sixty calendar days prior written notice and outstanding borrowings related to the Vehicle Floorplan Facility are due on demand or as the vehicles financed are sold. The Vehicle Floorplan Facility is collateralized by the Company’s vehicle inventory and certain other assets of the Company and includes two affirmative covenants which require the Company to maintain a certain level of equity in the vehicles that are financed and to maintain at least 10% of the outstanding borrowings in cash and cash equivalents. As of December 31, 2018 and 2019, the Company is in compliance with all covenants related to the Vehicle Floorplan Facility.

The Vehicle Floorplan Facility currently bears interest at a rate equal to the 1-Month LIBOR rate applicable in the immediately preceding month plus a spread of 425 basis points and is payable on a monthly basis. The weighted average interest rate on the Vehicle Floorplan Facility borrowings was 6.56% and 6.00% as of December 31, 2018 and 2019, respectively. The Company incurred $4.7 million and $10.4 million of interest expense under the Vehicle Floorplan Facility for the years ended December 31, 2019 and 2018, respectively, which is recorded within “Interest expense” in the consolidated statements of operations. In connection with the Vehicle Floorplan Facility, the Company entered into a Credit Balance Agreement with Ally Bank and Ally Financial that permits the Company to deposit cash with the bank for the purpose of reducing the amount of interest payable for borrowings. The Company earned $2.9 million and $5.1 million of interest credits under the Credit Balance Agreement for the years ended December 31, 2018 and 2019, respectively, which is recorded within “Interest income” in the consolidated statements of operations.

As of December 31, 2018 and 2019, the outstanding balance on the Vehicle Floorplan Facility was $95.5 million and $173.5 million, respectively.

In March 2020, the Company entered into a new vehicle floorplan facility with Ally Bank and Ally Financial (the “2020 Vehicle Floorplan Facility”), which replaces the Company’s existing Vehicle Floorplan Facility. The 2020 Vehicle Floorplan Facility provides a committed credit line up to $450.0 million which expires in March 2021 (the “Maturity Date”). The amount of credit line available is determined on a monthly basis based on a calculation that considers average outstanding borrowings and vehicle units paid off by the Company within the immediately preceding three-month period. The Company may elect to increase its monthly credit line availability by an additional $25.0 million during any three months of each year. Outstanding borrowings are due as the vehicles financed are sold, or in any event, on the Maturity Date. The 2020 Vehicle Floorplan Facility bears interest at a rate equal to the 1-Month LIBOR rate applicable in the immediately preceding month plus a spread of 425 basis points. The 2020 Vehicle Floorplan Facility is collateralized by the Company’s vehicle inventory and certain other assets and the Company is subject to covenants that require it to maintain a certain level of equity in the vehicles that are financed, to maintain at least 10% of the outstanding borrowings in cash and cash equivalents, to maintain 10% of the monthly credit line availability on deposit with Ally Bank and to maintain a minimum tangible adjusted net worth of $167.0 million, which is defined as shareholder (deficit) equity plus redeemable convertible preferred stock as determined under US GAAP. The Company was required to pay a commitment fee of $1.1 million upon execution of the 2020 Vehicle Floorplan Facility.